INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

15.    INTANGIBLE ASSETS

Intangible assets of the Group for fiscal years ended on December 31, 2021 and 2020 are as follows:

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2021
Measurement at cost
Goodwill	5,494,180	—	—	—	5,494,180	—	—	—	—	—	5,494,180
Brands	301,881	—	—	—	301,881	—	—	—	—	—	301,881
Other intangible assets(*)	8,511,674	3,228,118	—	(17,528)	11,722,264	(4,070,061)	5,849	—	(2,032,008)	(6,096,220)	5,626,044
TOTAL	14,307,735	3,228,118	—	(17,528)	17,518,325	(4,070,061)	5,849	—	(2,032,008)	(6,096,220)	11,422,105

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2020
Measurement at cost
Goodwill	5,483,173	11,007	—	—	5,494,180	—	—	—	—	—	5,494,180
Brands	301,881	—	—	—	301,881	—	—	—	—	—	301,881
Other intangible assets(*)	5,907,675	2,625,549	—	(21,550)	8,511,674	(2,757,855)	(106)	—	(1,312,100)	(4,070,061)	4,441,613
TOTAL	11,692,729	2,636,556	—	(21,550)	14,307,735	(2,757,855)	(106)	—	(1,312,100)	(4,070,061)	10,237,674

(*)mainly include systems and programs.

15.1    Goodwill impairment

Goodwill is assigned to the Group’s cash generating units on the basis of the operating segments.

	12/31/2021	12/31/2020
Supervielle Seguros S.A.	14,620	14,620
IUDÚ Compañia Financiera S.A	368,254	368,254
Banco Regional de Cuyo S.A.	76,654	76,654
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.(renamed as “Portal Integral de Inversiones S.A.U.” with registration pending)	2,786,446	2,786,446
Micro Lending S.A.U.	2,193,965	2,193,965
Others	54,241	54,241
TOTAL	5,494,180	5,494,180

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of zero years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of historic performances, other external sources of information and the expectations of market development.

The discount rates used  were 14%  and are the respective average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry, the country and the size of the business.

The main macroeconomic premises used are detailed below:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2021	2022	2023	2024	2025	2026
Inflation (end of period)	46.7%	45.9%	39.9%	56.7%	47.5%	47.5%
Inflation (average)	47.3%	44.4%	41.6%	51.1%	49.5%	47.5%
Cost of funding (average)	39.2%	41.9%	40.8%	49.0%	45.2%	45.2%
Loan’s interest rate (average)	55.8%	58.8%	65.4%	63.2%	61.7%	61.7%

Goodwill has been tested annually for impairment. No impairment adjustments have been determined over these assets as a result of the tests performed.

The sensitivity analysis for the cash-generating unit to which the Goodwill was allocated was based on a 1% increase in the weighted average cost of capital. The Group concluded that no impairment loss would need to be recognized on the Goodwill  in the segment under these conditions.